Fair Value Measurements (Details) - Schedule of fair value of the embedded derivative	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of fair value of the embedded derivative [Line Items]
Probability	100.00%
Weighted average term (years)	3 months 7 days
Weighted average discount rate	25.00%	8.63%
Probability of Next Equity Financing [Member]
Fair Value Measurements (Details) - Schedule of fair value of the embedded derivative [Line Items]
Probability	3.00%
Probability of SPAC/PIPE [Member]
Fair Value Measurements (Details) - Schedule of fair value of the embedded derivative [Line Items]
Probability	95.00%
Probability of IPO [Member]
Fair Value Measurements (Details) - Schedule of fair value of the embedded derivative [Line Items]
Probability	2.00%